Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Annual Rates at Depreciation	Annual rates at depreciation are as follows:
%
Computers and software	10-33
Furniture and equipment	15